Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	$ 8,357,186
Capitalizations	209,658
Equity method recognized in:
Profit or loss	656,680	$ 225,914
Equity	1,016,218
Dividends declared	(1,307,231)
Closing balance	8,932,511
Joint ventures
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	5,749,030
Capitalizations	209,658
Equity method recognized in:
Profit or loss	539,045
Equity	913,159
Dividends declared	(1,116,580)
Closing balance	6,294,312
Associates
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	2,608,156
Capitalizations	0
Equity method recognized in:
Profit or loss	117,635
Equity	103,059
Dividends declared	(190,651)
Closing balance	$ 2,638,199